Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000077650 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class A Shares
Trading Symbol	JDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class A Shares returned 25.96%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV	25.96%	9.19%	8.74%
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%	18.70%	7.90%	8.09%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000077651 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class C Shares
Trading Symbol	JABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$182	1.62%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class C Shares returned 25.03%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV	25.03%	8.41%	7.98%
Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge	24.03%*	8.41%	7.98%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000083512 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class D Shares
Trading Symbol	JANBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class D Shares returned 26.17%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class D Shares/JANBX)	26.17%	9.39%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000077652 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class I Shares
Trading Symbol	JBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class I Shares returned 26.23%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class I Shares/JBALX)	26.23%	9.44%	9.02%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000114869 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class N Shares
Trading Symbol	JABNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class N Shares returned 26.32%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class N Shares/JABNX)	26.32%	9.53%	9.11%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000077653 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class R Shares
Trading Symbol	JDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$148	1.31%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class R Shares returned 25.43%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	25.43%	8.72%	8.30%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000077654 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class S Shares
Trading Symbol	JABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$120	1.06%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class S Shares returned 25.73%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class S Shares/JABRX)	25.73%	8.99%	8.57%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000028918 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class T Shares
Trading Symbol	JABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class T Shares returned 26.05%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class T Shares/JABAX)	26.05%	9.27%	8.84%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 26,509,000,000
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 135,400,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5

C000077655 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class A Shares
Trading Symbol	JATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$122	0.98%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class A Shares returned 48.83%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV	48.83%	19.77%	19.16%
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%	40.28%	18.36%	18.46%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000077656 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class C Shares
Trading Symbol	JAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$214	1.73%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class C Shares returned 47.72%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV	47.72%	18.96%	18.35%
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge	46.72%*	18.96%	18.35%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000083513 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class D Shares
Trading Symbol	JNGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$97	0.78%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class D Shares returned 49.09%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	49.09%	20.00%	19.39%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000077657 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class I Shares
Trading Symbol	JATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$93	0.75%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class I Shares returned 49.15%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	49.15%	20.05%	19.46%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000177052 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class N Shares
Trading Symbol	JATNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$82	0.66%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class N Shares returned 49.28%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	49.28%	20.15%	19.50%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000077658 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class S Shares
Trading Symbol	JATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$145	1.17%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class S Shares returned 48.54%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	48.54%	19.55%	18.97%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000028919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class T Shares
Trading Symbol	JAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$112	0.90%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class T Shares returned 48.94%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	48.94%	19.87%	19.29%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,230,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 40,300,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3

C000077659 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class A Shares
Trading Symbol	JDNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class A Shares returned 26.90%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV	26.90%	11.83%	11.61%
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%	19.60%	10.52%	10.95%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077660 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	JGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$184	1.63%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class C Shares returned 26.08%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV	26.08%	11.13%	10.84%
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge	25.08%*	11.13%	10.84%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000083515 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class D Shares
Trading Symbol	JNGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class D Shares returned 27.20%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	27.20%	12.12%	11.84%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077661 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class I Shares
Trading Symbol	JGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class I Shares returned 27.27%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	27.27%	12.17%	11.91%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000114870 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class N Shares
Trading Symbol	JDNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class N Shares returned 27.37%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	27.37%	12.26%	11.92%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077662 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class R Shares
Trading Symbol	JDNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$156	1.38%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class R Shares returned 26.40%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	26.40%	11.40%	11.13%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077663 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class S Shares
Trading Symbol	JADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class S Shares returned 26.75%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	26.75%	11.71%	11.44%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000028923 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class T Shares
Trading Symbol	JAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class T Shares returned 27.08%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	27.08%	12.00%	11.73%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 7,576,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 42,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077669 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class A Shares
Trading Symbol	JRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$106	0.86%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class A Shares returned 45.50%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV	45.50%	17.47%	14.29%
Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%	37.13%	16.09%	13.62%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

C000077670 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class C Shares
Trading Symbol	JRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$171	1.40%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class C Shares returned 44.73%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class C Shares/JRACX) at NAV	44.73%	16.65%	13.50%
Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge	43.73%*	16.65%	13.50%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

C000083517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class D Shares
Trading Symbol	JNRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$82	0.67%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class D Shares returned 45.78%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class D Shares/JNRFX)	45.78%	17.70%	14.52%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

C000077671 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class I Shares
Trading Symbol	JRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$79	0.64%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class I Shares returned 45.83%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class I Shares/JRAIX)	45.83%	17.75%	14.59%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

C000114872 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class N Shares
Trading Symbol	JRANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$68	0.55%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class N Shares returned 45.95%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class N Shares/JRANX)	45.95%	17.85%	14.68%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

C000177053 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class R Shares
Trading Symbol	JRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$158	1.29%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class R Shares returned 44.87%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class R Shares/JRARX)	44.87%	16.94%	13.91%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

C000077672 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class S Shares
Trading Symbol	JRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$130	1.06%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class S Shares returned 45.21%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class S Shares/JRASX)	45.21%	17.25%	14.10%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

C000028926 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class T Shares
Trading Symbol	JAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$96	0.78%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class T Shares returned 45.64%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class T Shares/JAMRX)	45.64%	17.58%	14.41%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,814,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 111,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7

C000077678 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class A Shares
Trading Symbol	JORAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$119	1.02%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class A Shares returned 32.99%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV	32.99%	13.37%	9.81%
Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%	25.37%	12.02%	9.17%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000077679 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class C Shares
Trading Symbol	JORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$202	1.74%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class C Shares returned 31.98%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV	31.98%	12.41%	8.91%
Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge	30.98%*	12.41%	8.91%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000083520 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class D Shares
Trading Symbol	JANRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$96	0.82%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class D Shares returned 33.23%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class D Shares/JANRX)	33.23%	13.60%	10.03%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000077680 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class I Shares
Trading Symbol	JORFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class I Shares returned 33.20%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class I Shares/JORFX)	33.20%	13.63%	10.11%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000114874 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class N Shares
Trading Symbol	JSLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class N Shares returned 33.39%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	33.39%	13.76%	10.13%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000077681 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class R Shares
Trading Symbol	JORRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$181	1.56%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class R Shares returned 32.22%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class R Shares/JORRX)	32.22%	12.72%	9.25%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000077682 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class S Shares
Trading Symbol	JORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$150	1.29%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class S Shares returned 32.56%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class S Shares/JORIX)	32.56%	13.01%	9.54%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000028933 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class T Shares
Trading Symbol	JORNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class T Shares returned 33.06%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class T Shares/JORNX)	33.06%	13.49%	9.95%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,923,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5

C000077683 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class A Shares
Trading Symbol	JCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class A Shares returned 33.40%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV	33.40%	13.82%	9.50%
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%	25.72%	12.48%	8.85%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

C000077684 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class C Shares
Trading Symbol	JCNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$187	1.61%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class C Shares returned 32.41%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV	32.41%	13.03%	8.73%
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge	31.41%*	13.03%	8.73%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

C000083521 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class D Shares
Trading Symbol	JACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class D Shares returned 33.71%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	33.71%	14.09%	9.74%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

C000077685 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class I Shares
Trading Symbol	JCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class I Shares returned 33.73%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	33.73%	14.13%	9.79%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

C000114875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class N Shares
Trading Symbol	JCNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$60	0.51%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class N Shares returned 33.91%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	33.91%	14.25%	9.82%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

C000077686 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class R Shares
Trading Symbol	JCNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$157	1.35%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class R Shares returned 32.78%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	32.78%	13.26%	8.98%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

C000077687 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class S Shares
Trading Symbol	JCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$127	1.09%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class S Shares returned 33.10%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	33.10%	13.56%	9.28%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

C000028934 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class T Shares
Trading Symbol	JSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class T Shares returned 33.57%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	33.57%	13.98%	9.64%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,993,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,200,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.

C000077688 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class A Shares
Trading Symbol	JDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class A Shares returned 21.36%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV	21.36%	10.94%	4.76%
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%	14.38%	9.63%	4.14%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

C000077689 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class C Shares
Trading Symbol	JIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$202	1.83%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class C Shares returned 20.58%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV	20.58%	10.07%	3.96%
Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge	19.58%*	10.07%	3.96%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class C Shares of the Fund to the extent they exceeded 1.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class C Shares of the Fund to the extent they exceeded 1.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

C000083522 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class D Shares
Trading Symbol	JNOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class D Shares returned 21.65%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	21.65%	11.24%	5.06%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class D Shares of the Fund to the extent they exceeded 0.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class D Shares of the Fund to the extent they exceeded 0.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

C000077690 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class I Shares
Trading Symbol	JIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class I Shares returned 21.71%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	21.71%	11.29%	5.10%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

C000114876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class N Shares
Trading Symbol	JDINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class N Shares returned 21.83%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class N Shares/JDINX)	21.83%	11.40%	5.21%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

C000077691 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class R Shares
Trading Symbol	JDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class R Shares returned 20.93%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	20.93%	10.57%	4.44%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class R Shares of the Fund to the extent they exceeded 1.54%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class R Shares of the Fund to the extent they exceeded 1.54%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.

C000077692 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class S Shares
Trading Symbol	JIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class S Shares returned 21.23%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	21.23%	10.85%	4.70%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

C000028935 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class T Shares
Trading Symbol	JAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class T Shares returned 21.54%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	21.54%	11.14%	4.97%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,543,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6

C000077722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class A Shares
Trading Symbol	JGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class A Shares returned 23.06%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV	23.06%	6.95%	9.54%
Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%	15.99%	5.69%	8.89%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000077723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class C Shares
Trading Symbol	JGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$187	1.68%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class C Shares returned 22.39%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV	22.39%	6.39%	8.92%
Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge	21.39%*	6.39%	8.92%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000083530 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class D Shares
Trading Symbol	JANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class D Shares returned 23.44%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class D Shares/JANIX)	23.44%	7.30%	9.89%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000077724 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class I Shares
Trading Symbol	JSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class I Shares returned 23.48%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class I Shares/JSMGX)	23.48%	7.33%	9.93%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000114880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class N Shares
Trading Symbol	JGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class N Shares returned 23.59%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class N Shares/JGMNX)	23.59%	7.44%	10.04%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000077725 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class R Shares
Trading Symbol	JGMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$157	1.41%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class R Shares returned 22.68%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class R Shares/JGMRX)	22.68%	6.64%	9.22%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000077726 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class S Shares
Trading Symbol	JGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class S Shares returned 22.97%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class S Shares/JGMIX)	22.97%	6.90%	9.49%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000028947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class T Shares
Trading Symbol	JATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class T Shares returned 23.34%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class T Shares/JATTX)	23.34%	7.18%	9.78%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,661,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 41,600,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8

C000100475 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class A Shares
Trading Symbol	JVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class A Shares returned 27.42%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV	27.42%	8.75%	9.70%
Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%	20.08%	7.47%	9.06%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000100476 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class C Shares
Trading Symbol	JVTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$187	1.65%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class C Shares returned 26.68%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV	26.68%	7.94%	8.90%
Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge	25.68%*	7.94%	8.90%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000083533 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class D Shares
Trading Symbol	JANVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class D Shares returned 27.69%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class D Shares/JANVX)	27.69%	8.99%	9.94%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000100477 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class I Shares
Trading Symbol	JVTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class I Shares returned 27.73%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class I Shares/JVTIX)	27.73%	9.03%	9.99%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000114881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class N Shares
Trading Symbol	JVTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class N Shares returned 27.85%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class N Shares/JVTNX)	27.85%	9.13%	10.09%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000100478 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class S Shares
Trading Symbol	JVTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$133	1.17%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class S Shares returned 27.21%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class S Shares/JVTSX)	27.21%	8.58%	9.54%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000028950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class T Shares
Trading Symbol	JAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class T Shares returned 27.56%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class T Shares/JAVTX)	27.56%	8.87%	9.83%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,242,000,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 19,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7

C000077732 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class A Shares
Trading Symbol	JDWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$115	0.97%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class A Shares returned 36.90%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV	36.90%	13.79%	10.40%
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%	29.02%	12.45%	9.75%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000077733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class C Shares
Trading Symbol	JWWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$207	1.76%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class C Shares returned 35.79%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV	35.79%	12.99%	9.64%
Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge	34.79%*	12.99%	9.64%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000083534 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class D Shares
Trading Symbol	JANWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class D Shares returned 37.18%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class D Shares/JANWX)	37.18%	14.10%	10.70%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000077734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class I Shares
Trading Symbol	JWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class I Shares returned 37.25%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	37.25%	14.18%	10.79%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000114882 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class N Shares
Trading Symbol	JDWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$74	0.62%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class N Shares returned 37.36%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	37.36%	14.25%	10.78%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000077735 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class R Shares
Trading Symbol	JDWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$165	1.40%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class R Shares returned 36.28%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	36.28%	13.37%	10.01%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000077736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class S Shares
Trading Symbol	JWGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$134	1.13%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class S Shares returned 36.65%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	36.65%	13.68%	10.31%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000028951 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class T Shares
Trading Symbol	JAWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class T Shares returned 37.04%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	37.04%	13.99%	10.60%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,870,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 20,400,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9

C000077737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class A Shares
Trading Symbol	JDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class A Shares returned 25.74%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV	25.74%	10.95%	12.69%
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%	18.51%	9.65%	12.03%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000077738 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class C Shares
Trading Symbol	JGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$182	1.62%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class C Shares returned 25.12%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV	25.12%	10.37%	12.05%
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge	24.12%*	10.37%	12.05%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000083535 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class D Shares
Trading Symbol	JANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class D Shares returned 26.15%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	26.15%	11.31%	13.04%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000077739 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class I Shares
Trading Symbol	JMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class I Shares returned 26.18%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	26.18%	11.35%	13.10%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000114883 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class N Shares
Trading Symbol	JDMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class N Shares returned 26.32%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	26.32%	11.46%	13.21%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000077740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class R Shares
Trading Symbol	JDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class R Shares returned 25.38%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	25.38%	10.63%	12.37%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000077741 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class S Shares
Trading Symbol	JGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class S Shares returned 25.69%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	25.69%	10.91%	12.65%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000028952 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class T Shares
Trading Symbol	JAENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class T Shares returned 26.02%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	26.02%	11.19%	12.93%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,784,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 128,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9

C000077752 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class A Shares
Trading Symbol	JFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class A Shares returned 26.28%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV	26.28%	14.02%	10.80%
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%	19.02%	12.68%	10.14%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000077753 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class C Shares
Trading Symbol	JFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$196	1.74%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class C Shares returned 25.34%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV	25.34%	13.21%	9.99%
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge	24.34%*	13.21%	9.99%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000083538 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class D Shares
Trading Symbol	JNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class D Shares returned 26.52%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	26.52%	14.22%	11.00%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000077754 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class I Shares
Trading Symbol	JFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class I Shares returned 26.56%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	26.56%	14.27%	11.05%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000198286 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class N Shares
Trading Symbol	JFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class N Shares returned 26.69%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	26.69%	14.37%	11.06%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000077755 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class S Shares
Trading Symbol	JFNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class S Shares returned 26.04%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	26.04%	13.80%	10.60%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000028956 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class T Shares
Trading Symbol	JAGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class T Shares returned 26.38%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	26.38%	14.10%	10.89%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,732,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 32,800,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6

C000077597 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class A Shares
Trading Symbol	JERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class A Shares returned 25.87%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV	25.87%	2.84%	5.63%
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%	18.60%	1.63%	5.00%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000077598 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class C Shares
Trading Symbol	JERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$201	1.79%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class C Shares returned 24.87%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV	24.87%	2.02%	4.81%
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge	23.87%*	2.02%	4.81%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000083540 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class D Shares
Trading Symbol	JNGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class D Shares returned 26.15%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	26.15%	3.03%	5.81%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000077599 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class I Shares
Trading Symbol	JERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class I Shares returned 26.17%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	26.17%	3.08%	5.89%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000198287 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class N Shares
Trading Symbol	JERNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class N Shares returned 26.30%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	26.30%	3.18%	5.96%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000077600 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class S Shares
Trading Symbol	JERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class S Shares returned 25.67%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	25.67%	2.66%	5.44%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000077601 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class T Shares
Trading Symbol	JERTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class T Shares returned 26.12%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	26.12%	2.95%	5.74%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 425,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

C000077618 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class A Shares
Trading Symbol	JDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$102	0.84%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class A Shares returned 42.41%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV	42.41%	16.36%	15.66%
Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%	34.22%	14.99%	14.98%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000077619 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class C Shares
Trading Symbol	JACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$183	1.52%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class C Shares returned 41.44%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV	41.44%	15.58%	14.94%
Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge	40.44%*	15.58%	14.94%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000177054 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class D Shares
Trading Symbol	JFRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$76	0.63%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class D Shares returned 42.68%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class D Shares/JFRDX)	42.68%	16.60%	15.84%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000077620 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class I Shares
Trading Symbol	JCAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$72	0.59%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class I Shares returned 42.76%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class I Shares/JCAPX)	42.76%	16.66%	15.99%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000114888 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class N Shares
Trading Symbol	JFRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$63	0.52%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class N Shares returned 42.86%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class N Shares/JFRNX)	42.86%	16.74%	16.08%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000077621 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class R Shares
Trading Symbol	JDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$152	1.26%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class R Shares returned 41.79%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class R Shares/JDCRX)	41.79%	15.88%	15.22%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000077622 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class S Shares
Trading Symbol	JARTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class S Shares returned 42.18%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class S Shares/JARTX)	42.18%	16.18%	15.52%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000077623 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class T Shares
Trading Symbol	JACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$90	0.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class T Shares returned 42.52%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class T Shares/JACTX)	42.52%	16.47%	15.81%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,096,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4

C000183873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class A Shares
Trading Symbol	HEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX)	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class A Shares returned 17.00%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at NAV	17.00%	3.43%	1.90%
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at Maximum Offering Price - 5.75%	10.30%	2.22%	1.30%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class C Shares
Trading Symbol	HEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX)	$229	2.12%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class C Shares returned 16.17%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) at NAV	16.17%	2.67%	1.14%
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) with Contingent Deferred Sales Charge	15.17%*	2.67%	1.14%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class D Shares
Trading Symbol	HEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	$129	1.19%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class D Shares returned 17.27%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	17.27%	3.65%	2.03%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183877 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class I Shares
Trading Symbol	HEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class I Shares returned 17.34%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	17.34%	3.70%	2.17%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class N Shares
Trading Symbol	HEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class N Shares returned 17.33%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	17.33%	3.76%	2.18%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class S Shares
Trading Symbol	HEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	$168	1.55%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class S Shares returned 16.80%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	16.80%	3.28%	1.76%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class T Shares
Trading Symbol	HEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	$139	1.28%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class T Shares returned 17.05%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	17.05%	3.52%	1.94%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 32,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2

C000183893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	HFQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class A Shares returned 21.09%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV	21.09%	7.42%	5.10%
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%	14.10%	6.16%	4.48%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183894 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	HFQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$191	1.73%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class C Shares returned 20.29%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV	20.29%	6.69%	4.38%
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge	19.29%*	6.69%	4.38%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183895 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class D Shares
Trading Symbol	HFQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class D Shares returned 21.48%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	21.48%	7.66%	5.27%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183896 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HFQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class I Shares returned 21.39%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	21.39%	7.74%	5.42%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183897 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class N Shares
Trading Symbol	HFQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class N Shares returned 21.50%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	21.50%	7.82%	5.46%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183899 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class S Shares
Trading Symbol	HFQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class S Shares returned 20.89%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	20.89%	7.25%	4.96%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183900 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class T Shares
Trading Symbol	HFQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class T Shares returned 21.21%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	21.21%	7.58%	5.22%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,869,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 37,400,000
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7

C000183903 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class A Shares
Trading Symbol	HFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$147	1.29%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class A Shares returned 27.55%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV	27.55%	14.17%	5.52%
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%	20.22%	12.83%	4.89%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183904 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class C Shares
Trading Symbol	HFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$229	2.02%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class C Shares returned 26.61%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV	26.61%	13.31%	4.71%
Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge	25.61%*	13.31%	4.71%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183905 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class D Shares
Trading Symbol	HFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class D Shares returned 27.82%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	27.82%	14.39%	5.66%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class I Shares
Trading Symbol	HFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class I Shares returned 27.85%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	27.85%	14.46%	5.79%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class N Shares
Trading Symbol	HFERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class N Shares returned 27.93%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class N Shares/HFERX)	27.93%	14.54%	5.80%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class S Shares
Trading Symbol	HFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$159	1.40%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class S Shares returned 27.42%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class S Shares/HFESX)	27.42%	14.23%	5.51%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000183910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class T Shares
Trading Symbol	HFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$138	1.21%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class T Shares returned 27.66%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2014, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class T Shares/HFETX)	27.66%	14.27%	5.59%
MSCI Europe IndexSM	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 504,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6

C000219909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class A Shares
Trading Symbol	JEASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$143	1.23%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class A Shares returned 33.14%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV	33.14%	12.46%
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%	25.53%	10.90%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219911 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class C Shares
Trading Symbol	JECTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$153	1.31%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class C Shares returned 33.03%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV	33.03%	12.46%
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge	32.03%*	12.46%
MSCI World IndexSM	32.43%	14.95%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class D Shares
Trading Symbol	JEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class D Shares returned 33.39%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	33.39%	12.58%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219912 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class I Shares
Trading Symbol	JEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$118	1.01%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class I Shares returned 33.42%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	33.42%	12.63%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219908 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class N Shares
Trading Symbol	JETNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class N Shares returned 33.62%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	33.62%	12.75%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000225293 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class R Shares
Trading Symbol	JEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$126	1.08%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class R Shares returned 33.31%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	33.31%	12.50%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class S Shares
Trading Symbol	JESSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class S Shares returned 33.49%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	33.49%	12.57%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000219907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class T Shares
Trading Symbol	JETTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$129	1.11%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class T Shares returned 33.30%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	33.30%	12.48%
MSCI World IndexSM	32.43%	14.95%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2

C000240132 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class D Shares
Trading Symbol	JDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class D Shares returned 23.89%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	23.89%	12.64%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 22,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1

C000240130 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class I Shares
Trading Symbol	JIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class I Shares returned 23.94%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	23.94%	12.71%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1

C000240131 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class N Shares
Trading Symbol	JNDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class N Shares returned 23.95%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	23.95%	12.72%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 22,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1